Cash, cash equivalents and short-term investments: (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)
Cash, cash equivalents and short term investments:
Cash and cash equivalents	$ 150,078	$ 48,889			$ 18,688
Cash, cash equivalents and short-term investments	248,806	98,260
0-3 months | USA
Cash, cash equivalents and short term investments:
Cash balances with banks	31,841	5,734
0-3 months | Term Deposits | USA
Cash, cash equivalents and short term investments:
Cash and cash equivalents	118,237	43,155
3-12 months | USA
Cash, cash equivalents and short term investments:
Short-term investments	$ 98,728	49,371
3-12 months | Term Deposits
Cash, cash equivalents and short term investments:
Yielding interest	0.00%
3-12 months | Term Deposits | USA
Cash, cash equivalents and short term investments:
Short-term investments		20,021
3-12 months | Term Deposits | CDN
Cash, cash equivalents and short term investments:
Short-term investments	$ 26,906	4,341	$ 34,007
Cash, cash equivalents and short-term investments				$ 5,529
3-12 months | Bearer Deposit Notes
Cash, cash equivalents and short term investments:
Yielding interest	0.40%
3-12 months | Bearer Deposit Notes | USA
Cash, cash equivalents and short term investments:
Short-term investments	$ 37,003	$ 25,009
3-12 months | Bearer Deposit Notes | CDN
Cash, cash equivalents and short term investments:
Short-term investments	$ 34,819		$ 44,008
Minimum | 0-3 months | Term Deposits
Cash, cash equivalents and short term investments:
Yielding interest	0.15%	0.20%
Minimum | 3-12 months | Term Deposits
Cash, cash equivalents and short term investments:
Yielding interest		0.23%
Minimum | 3-12 months | Term Deposits | CDN
Cash, cash equivalents and short term investments:
Yielding interest	0.45%	0.85%
Minimum | 3-12 months | Bearer Deposit Notes
Cash, cash equivalents and short term investments:
Yielding interest		0.16%
Minimum | 3-12 months | Bearer Deposit Notes | CDN
Cash, cash equivalents and short term investments:
Yielding interest	0.80%
Maximum | 0-3 months | Term Deposits
Cash, cash equivalents and short term investments:
Yielding interest	0.73%	0.45%
Maximum | 3-12 months | Term Deposits
Cash, cash equivalents and short term investments:
Yielding interest		0.55%
Maximum | 3-12 months | Term Deposits | CDN
Cash, cash equivalents and short term investments:
Yielding interest	1.10%	1.27%
Maximum | 3-12 months | Bearer Deposit Notes
Cash, cash equivalents and short term investments:
Yielding interest		0.22%
Maximum | 3-12 months | Bearer Deposit Notes | CDN
Cash, cash equivalents and short term investments:
Yielding interest	0.85%